Goldman Sachs Mid Cap Value Fund Annual Fund Operating Expenses - Service Shares [Member] - Goldman Sachs Mid Cap Value Fund	Dec. 31, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2027
Service Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.77%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.07%
Expenses (as a percentage of Assets)	1.09%
Fee Waiver or Reimbursement	(0.03%)	[1]
Net Expenses (as a percentage of Assets)	1.06%

[1]	The Investment Adviser has agreed to reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) equal on an annualized basis to 0.024% of the Fund’s average daily net assets. This arrangement will remain in effect through at least April 30, 2027, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.